Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes
Schedule of components of the Group's deferred tax assets

	(Unaudited) For
	the six-month	(Audited) For the
	period ended	year ended
	June 2026	31 December 2025
	USD	USD
Deferred tax asset movement

Opening balance	5,486,804	5,288,913
Foreign currency adjustments	(177,516)	352,957
Expiration	—	—
Reversal	—	(233,084)
Transfers to assets held for sale	—	—
Income tax benefit	—	78,018
Closing balance	5,309,288	5,486,804